AMOUNTS DUE TO RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
AMOUNTS DUE TO RELATED PARTIES
Schedule of amounts due to related parties

	As at	As at
	December 31,	December 31,
	2023	2024
	USD’000	USD’000
Trade nature (Note):
Related companies controlled by the Controlling Shareholders	842	1,329
Note:	Amounts due to related parties arising from the purchase of food ingredients and condiment products were with a credit term of 30 to 60 days.